Business Overview (Details Narrative) - Novo Nordisk A/S [Member] $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Statement Line Items [Line Items]
Percentage of clinical trial costs reimbursement	100.00%
Clinical trial costs	$ 10,980
Additional clinical trial costs	10,980
Euro [Member]
Statement Line Items [Line Items]
Additional clinical trial costs	9,000
Top of Range [Member] | Euro [Member]
Statement Line Items [Line Items]
Clinical trial costs	$ 9,000